SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 21	☒

And/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 23	☒

(Check appropriate box or boxes.)

SMA RELATIONSHIP TRUST

(Exact Name of Registrant as Specified in Charter)

One North Wacker Drive, Chicago, Illinois  60606

(Address of Principal Executive Office)    (Zip Code)

(212) 713-3000

(Registrant’s Telephone Number, including Area Code)

Mark F. Kemper, Esq.

UBS Global Asset Management (Americas) Inc.,

One North Wacker Drive, Chicago, Illinois  60606

(Name and Address of Agent for Service)

Please send copies of all communications to:

Bruce G. Leto, Esq.

Stradley, Ronon, Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA  19103

(215) 564-8115

Approximate Date of Proposed Public Offering: As soon as practicable following effective date.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the Securities Act) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 21/23 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized in the City of New York, the State of New York on this 19th day of May, 2011.

SMA RELATIONSHIP TRUST
(Registrant)

By:	/s/Mark E. Carver
Mark E. Carver*
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Mark E. Carver	President and Principal	May 19, 2011
Mark E. Carver *	Executive Officer

/s/ Frank K. Reilly	Chairman and	May 19, 2011
Frank K. Reilly*	Trustee

/s/ Thomas Disbrow	Principal Accounting	May 19, 2011
Thomas Disbrow*	Officer and Treasurer

/s/ Shawn Lytle	Trustee	May 19, 2011
Shawn Lytle*

/s/ Edward M. Roob	Trustee	May 19, 2011
Edward M. Roob*

/s/ Adela Cepeda	Trustee	May 19, 2011
Adela Cepeda*

/s/ J. Mikesell Thomas	Trustee	May 19, 2011
J. Mikesell Thomas*

/s/ Abbie J. Smith	Trustee	May 19, 2011
Abbie J. Smith*

/s/ John J. Murphy	Trustee	May 19, 2011
John J. Murphy*

* By:	/s/ Joseph J. Allessie
Joseph J. Allessie, Attorney-in-Fact
(Pursuant to Powers of Attorney, incorporated herein by reference and filed herewith)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase